Share-based Compensation - Summary of Changes in Stock Options (Details) - Equity Settled Plan - Stock Options	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning Balance | shares	571,758	853,705
Forfeited | shares	(168,034)	(114,982)
Expired | shares	(82,773)	(166,965)
Ending Balance | shares	320,951	571,758
Weighted average exercise price, beginning balance | $ / shares	$ 12.44	$ 17.92
Weighted average exercise price, Forfeited | $ / shares	11.97	15.79
Weighted average exercise price, Expired | $ / shares	15.63	38.16
Weighted average exercise price, ending balance | $ / shares	$ 11.86	$ 12.44